Segment Information - Schedule of Segment Results (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of operating segments [Line Items]
Net sales	€ 17,335	€ 17,180	€ 36,041
Other revenues	596	574	1,328
Cost of sales	(5,541)	(5,543)	(12,157)
Research and development expenses	(2,663)	(2,692)	(5,529)
Selling and general expenses	(4,530)	(4,607)	(9,390)
Net income attributable to non-controlling interests	20	20	36
Total
Disclosure of operating segments [Line Items]
Net sales	17,335	17,180	36,041
Other revenues	596	574	1,328
Cost of sales	(5,541)	(5,507)	(12,104)
Research and development expenses	(2,663)	(2,692)	(5,529)
Selling and general expenses	(4,530)	(4,607)	(9,390)
Other operating income and expenses	(300)	(255)	(562)
Share of profit (loss) from investments accounted for using equity method	26	11	16
Net income attributable to non-controlling interests	(20)	(21)	(38)
Business operating income	4,903	4,683	9,762
Pharmaceuticals
Disclosure of operating segments [Line Items]
Net sales	13,196	13,020	25,674
Other revenues	108	70	128
Cost of sales	(3,403)	(3,406)	(6,980)
Research and development expenses	(2,041)	(2,065)	(4,170)
Selling and general expenses	(2,480)	(2,388)	(4,926)
Other operating income and expenses	(466)	(150)	(490)
Share of profit (loss) from investments accounted for using equity method	13	4	5
Net income attributable to non-controlling interests	(16)	(17)	(33)
Business operating income	4,911	5,068	9,208
Vaccines
Disclosure of operating segments [Line Items]
Net sales	1,937	1,836	5,973
Other revenues	461	474	1,141
Cost of sales	(1,254)	(1,176)	(3,312)
Research and development expenses	(316)	(319)	(682)
Selling and general expenses	(359)	(369)	(789)
Other operating income and expenses	121	4	4
Share of profit (loss) from investments accounted for using equity method	8	0	2
Net income attributable to non-controlling interests	0	0	0
Business operating income	598	450	2,337
Consumer Healthcare
Disclosure of operating segments [Line Items]
Net sales	2,202	2,324	4,394
Other revenues	27	30	59
Cost of sales	(753)	(781)	(1,528)
Research and development expenses	(69)	(69)	(153)
Selling and general expenses	(700)	(744)	(1,419)
Other operating income and expenses	23	21	53
Share of profit (loss) from investments accounted for using equity method	5	7	9
Net income attributable to non-controlling interests	(4)	(4)	(5)
Business operating income	731	784	1,410
Other
Disclosure of operating segments [Line Items]
Net sales	0	0	0
Other revenues	0	0	0
Cost of sales	(131)	(144)	(284)
Research and development expenses	(237)	(239)	(524)
Selling and general expenses	(991)	(1,106)	(2,256)
Other operating income and expenses	22	(130)	(129)
Share of profit (loss) from investments accounted for using equity method	0	0	0
Net income attributable to non-controlling interests	0	0	0
Business operating income	€ (1,337)	€ (1,619)	€ (3,193)